Financial liabilities (Tables)	12 Months Ended
Dec. 31, 2022
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Detail of financial liabilities

	As of December 31,	As of December 31,
	2021	2022

	$ in thousands
Lease debts	71,526	49,358
State Guaranteed loan « PGE »	18,770	13,569
Non-current financial liabilities	1,259	6,962

Total non-current financial liabilities and non-current lease debts	91,555	69,889

Lease debts	8,329	7,872
State Guaranteed loan « PGE »	2,246	4,972
Current financial liabilities	108	116

Total current financial liabilities and current lease debts	10,683	12,960

Trade payables	23,762	21,456
Other current liabilities	13,731	13,179

Total Financial liabilities	139,731	117,484

Due dates of the financial liabilities

Balance as of December 31, 2022	Book Value	Less than One Year	One to Five Years	More than Five Years

	$ in thousands
Lease debts	57,230	7,872	26,412	22,946
Financial liabilities	25,619	5,088	19,947	584

Financial liabilities	82,849	12,960	46,359	23,530

Trade payables	21,456	21,456	—	—
Other current liabilities	13,179	13,179	—	—

Total financial liabilities	117,484	47,595	46,359	23,530